Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table summarizes the total compensation of our principal executive officer (“PEO”) and the average of the total compensation of our other NEOs as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-p
erformance
philosophy
and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Cumulative Total Shareholder Return ($)	Peer Group Cumulative Total Shareholder Return ($) (3)	Net Income (Thousands) ($)	Adj. EBITDA (Thousands) ($) (4)

2022	$11,162,279	$15,461,278	$3,331,361	$2,702,071	$210.81	$157.63	$803,063	$1,684,545

2021	$9,859,087	$38,809,795	$3,266,803	$9,765,176	$221.57	$169.28	$407,974	$1,149,984

2020	$11,313,497	$24,140,383	$3,427,092	$7,639,723	$132.18	$120.94	$70,421	$643,603

(1)	Mr. Engel served as our PEO for all three years (2020 – 2022). The other NEOs consist of the following individuals in each year:
•	2022: Messrs. Schulz, Squires, Geary, Khurana and Dosch
•	2021: Messrs. Schulz, Squires, Geary and Dosch
•	2020: Messrs. Schulz, Squires and Dosch and Ms. Lazzaris
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate the “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Adjustments

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)	$(9,150,011)	$(2,326,236)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$9,130,790	$1,744,611	$13,830,960	$3,112,074	$20,083,054	$6,227,104

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	—	$12,529	—	—	—	—

Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$4,224,922	$556,768	$19,974,834	$4,324,626	$2,888,105	$454,520

Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(2,056,741)	$(484,552)	$1,144,940	$411,684	$(994,262)	$(142,757)

Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	$(798,648)	—	—	—	—

TOTAL ADJUSTMENTS	$4,298,999	$(629,290)	$28,950,708	$6,498,373	$12,826,886	$4,212,631

(3)
The peer group used for calculating Peer Group Total Shareholder Return for 2022 and 2021 consists of the following companies listed as our performance peer group: Applied Industrial Technologies, Inc., Arrow Electronics, Inc., Avnet, Inc., Barnes Group Inc., Eaton Corporation Plc, Fastenal Company, Genuine Parts Company, Hubbell, Inc., MRC Global, Inc., MSC Industrial Direct Co., Inc., Rexel SA, Rockwell Automation, Inc. and W.W. Grainger, Inc. The peer group used for calculating Peer Group Total Shareholder Return for 2020 consists of the above companies, plus HD Supply Holdings, Inc. HD Supply Holdings, Inc, was acquired in December 2020 and removed from the performance peer group for 2021.

(4)
The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2022 to the Company’s performance. EBITDA is adjusted earnings before income taxes, interest, preferred stock dividends and depreciation and amortization, as shown on page 33 of the Company’s Form
10-K
filed with the SEC on February 21, 2023. For 2020—2022, this number was adjusted to remove the impact of stock-based compensation expense.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Engel served as our PEO for all three years (2020 – 2022). The other NEOs consist of the following individuals in each year:
•	2022: Messrs. Schulz, Squires, Geary, Khurana and Dosch
•	2021: Messrs. Schulz, Squires, Geary and Dosch
•	2020: Messrs. Schulz, Squires and Dosch and Ms. Lazzaris

Peer Group Issuers, Footnote [Text Block]	The peer group used for calculating Peer Group Total Shareholder Return for 2022 and 2021 consists of the following companies listed as our performance peer group: Applied Industrial Technologies, Inc., Arrow Electronics, Inc., Avnet, Inc., Barnes Group Inc., Eaton Corporation Plc, Fastenal Company, Genuine Parts Company, Hubbell, Inc., MRC Global, Inc., MSC Industrial Direct Co., Inc., Rexel SA, Rockwell Automation, Inc. and W.W. Grainger, Inc. The peer group used for calculating Peer Group Total Shareholder Return for 2020 consists of the above companies, plus HD Supply Holdings, Inc. HD Supply Holdings, Inc, was acquired in December 2020 and removed from the performance peer group for 2021.
PEO Total Compensation Amount	$ 11,162,279	$ 9,859,087	$ 11,313,497
PEO Actually Paid Compensation Amount	$ 15,461,278	38,809,795	24,140,383
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate the “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Adjustments

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)	$(9,150,011)	$(2,326,236)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$9,130,790	$1,744,611	$13,830,960	$3,112,074	$20,083,054	$6,227,104

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	—	$12,529	—	—	—	—

Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$4,224,922	$556,768	$19,974,834	$4,324,626	$2,888,105	$454,520

Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(2,056,741)	$(484,552)	$1,144,940	$411,684	$(994,262)	$(142,757)

Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	$(798,648)	—	—	—	—

TOTAL ADJUSTMENTS	$4,298,999	$(629,290)	$28,950,708	$6,498,373	$12,826,886	$4,212,631

Non-PEO NEO Average Total Compensation Amount	$ 3,331,361	3,266,803	3,427,092
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,702,071	9,765,176	7,639,723
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate the “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Adjustments

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)	$(9,150,011)	$(2,326,236)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$9,130,790	$1,744,611	$13,830,960	$3,112,074	$20,083,054	$6,227,104

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	—	$12,529	—	—	—	—

Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$4,224,922	$556,768	$19,974,834	$4,324,626	$2,888,105	$454,520

Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(2,056,741)	$(484,552)	$1,144,940	$411,684	$(994,262)	$(142,757)

Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	$(798,648)	—	—	—	—

TOTAL ADJUSTMENTS	$4,298,999	$(629,290)	$28,950,708	$6,498,373	$12,826,886	$4,212,631

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Cumulative TSR
As reflected in the table above and the graph below, from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs decreased by 36.0% and 64.6%, respectively, compared to the Company’s cumulative TSR of 59.5% over the same period. The Company’s cumulative TSR from 2020 through 2022 was almost double the TSR of our performance peer group over the same period.
As described in “Compensation Discussion and Analysis,” the Company’s long-term incentive plan is a centerpiece of our executive compensation and a significant portion of the compensation actually paid to our PEO and our other NEOs comprises equity awards. As a result, the compensation actually paid to our PEO and other NEOs is aligned with our cumulative TSR performance and stockholder value creation over the applicable measurement periods.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income Attributable to Common Stockholders
From 2020 to 2022, the compensation actually paid to our PEO and to our other NEOs decreased by 36.0% and 64.6% respectively, compared to a 1,040.4% increase in net income attributable to common stockholders (from $70.4 million for 2020 to $803.1 million for 2022) over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
As reflected in the following graph, from 2020 to 2022, compensation actually paid to our PEO and to our other NEOs decreased by 36.0% and 64.6%, respectively, compared to a 161.7% increase in Adjusted EBITDA over the same time period. The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents an important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2022 to the Company’s performance. Adjusted EBITDA has significantly increased in each of the past three fiscal years, highlighting the Company’s strong financial performance and creation of stockholder value during this period, in the face of significant macroeconomic challenges. In 2022, the Company achieved record Adjusted EBITDA of $1.7 billion.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Cumulative TSR
As reflected in the table above and the graph below, from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs decreased by 36.0% and 64.6%, respectively, compared to the Company’s cumulative TSR of 59.5% over the same period. The Company’s cumulative TSR from 2020 through 2022 was almost double the TSR of our performance peer group over the same period.
As described in “Compensation Discussion and Analysis,” the Company’s long-term incentive plan is a centerpiece of our executive compensation and a significant portion of the compensation actually paid to our PEO and our other NEOs comprises equity awards. As a result, the compensation actually paid to our PEO and other NEOs is aligned with our cumulative TSR performance and stockholder value creation over the applicable measurement periods.

Tabular List [Table Text Block]
Listed below are the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs to our performance for the most recently completed fiscal year.

Most Important Performance Measures

Adjusted EBITDA

Net Income

Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 210.81	221.57	132.18
Peer Group Total Shareholder Return Amount	157.63	169.28	120.94
Net Income (Loss)	$ 803,063	$ 407,974	$ 70,421
Company Selected Measure Amount	1,684,545	1,149,984	643,603
PEO Name	Mr. Engel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2022 to the Company’s performance. EBITDA is adjusted earnings before income taxes, interest, preferred stock dividends and depreciation and amortization, as shown on page 33 of the Company’s Form
10-K
	filed with the SEC on February 21, 2023. For 2020—2022, this number was adjusted to remove the impact of stock-based compensation expense.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,999,972)	$ (6,000,026)	$ (9,150,011)
PEO [Member] | Awards granted during applicable FY that remain unvested as of applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,130,790	13,830,960	20,083,054
PEO [Member] | Awards granted during applicable FY that vested during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Awards granted during prior FY that were outstanding and unvested as of applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,224,922	19,974,834	2,888,105
PEO [Member] | Awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,056,741)	1,144,940	(994,262)
PEO [Member] | Awards granted during prior FY that were forfeited during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,298,999	28,950,708	12,826,886
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,659,998)	(1,350,011)	(2,326,236)
Non-PEO NEO [Member] | Awards granted during applicable FY that remain unvested as of applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,744,611	3,112,074	6,227,104
Non-PEO NEO [Member] | Awards granted during applicable FY that vested during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,529	0	0
Non-PEO NEO [Member] | Awards granted during prior FY that were outstanding and unvested as of applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,768	4,324,626	454,520
Non-PEO NEO [Member] | Awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(484,552)	411,684	(142,757)
Non-PEO NEO [Member] | Awards granted during prior FY that were forfeited during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(798,648)	0	0
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (629,290)	$ 6,498,373	$ 4,212,631